Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	22-0900560
Plan number	002
Asset held for investment, participant loan, after deemed distribution	$ 398,878
Total assets held	$ 157,464,796
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, participant loan, interest rate	4.00%	4.00%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, participant loan, interest rate	10.50%	10.50%
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	$ 148,240,833
Investment, Identifier [Axis]: Columbia Financial, Inc. | Employer Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	8,825,085
Investment, Identifier [Axis]: Mutual Funds | AB | AB Small Cap Growth
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	1,135,022
Investment, Identifier [Axis]: Mutual Funds | Calvert | Calvert Bond Fund A
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	658,374
Investment, Identifier [Axis]: Mutual Funds | Calvert | Calvert International
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	145,028
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Extended Market Index
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	2,902,086
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Fidelity 500 Index
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	12,244,426
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Fidelity Balanced
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	6,318,927
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Fidelity Blue Chip Growth
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	15,129,562
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Fidelity Capital & Income
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	1,553,824
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Fidelity Capital Appreciation
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	5,461,880
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Fidelity Diversified International K6
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	2,744,932
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Fidelity Equity-Income
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	4,514,257
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Fidelity Freedom 2010
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	260,495
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Fidelity Freedom 2015
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	170,378
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Fidelity Freedom 2020
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	5,689,712
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Fidelity Freedom 2025
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	7,006,738
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Fidelity Freedom 2030
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	8,477,731
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Fidelity Freedom 2035
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	5,842,786
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Fidelity Freedom 2040
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	5,928,900
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Fidelity Freedom 2045
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	5,056,453
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Fidelity Freedom 2050
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	5,427,484
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Fidelity Freedom 2055
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	4,052,631
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Fidelity Freedom 2060
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	3,832,402
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Fidelity Freedom 2065
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	799,517
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Fidelity Freedom 2070
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	36,243
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Fidelity Freedom Income
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	426,240
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Fidelity GNMA
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	441,453
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Fidelity Growth Company
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	15,258,468
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Fidelity Large Growth
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	2,293,097
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Fidelity OTC Portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	9,586,958
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Fidelity U.S. Bond Index
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	2,033,391
Investment, Identifier [Axis]: Mutual Funds | Fidelity | Global Ex U.S. Index
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	1,055,331
Investment, Identifier [Axis]: Mutual Funds | John Hancock | John Hancock Mid Cap
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	651,727
Investment, Identifier [Axis]: Mutual Funds | Parnassus | Parnassus Core Equity
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	49,587
Investment, Identifier [Axis]: Mutual Funds | Pimco | Pimco Real Return Instl
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	631,482
Investment, Identifier [Axis]: Mutual Funds | Royce | Royce Small Cap Instl
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	1,224,431
Investment, Identifier [Axis]: Mutual Funds | Vanguard | Vanguard Federal Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	8,531,314
Investment, Identifier [Axis]: Mutual Funds | Vanguard | Vanguard LT Treasury
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, investment, excluding plan interest in master trust, current value	$ 667,566